Share-Based Compensation - GasLog Partners' Plan (Details)		6 Months Ended
	Apr. 02, 2018 USD ($) EquityInstruments	Jun. 30, 2018 EquityInstruments
RCUs
Share-Based Compensation
Number of awards granted | EquityInstruments	24,608	24,608
Fair value at grant date | $	$ 23.40
PCUs
Share-Based Compensation
Number of awards granted | EquityInstruments	24,608	24,608
Fair value at grant date | $	$ 23.40